Stock Option Plans and Warrants to Purchase Common Stock (Details 5)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Weighted-average Range of Exercise Prices for options/warrants outstanding and exercisable
Weighted-Average Remaining Contractual Life in Years	7 years 3 months 11 days
Outstanding Options/Warrants	2,768,612
Exercisable Options/Warrants	2,082,199
Warrant [Member]
Weighted-average Range of Exercise Prices for options/warrants outstanding and exercisable
Weighted-Average Remaining Contractual Life in Years	2 years 8 months 12 days
Outstanding Options/Warrants	4,926,119
Exercisable Options/Warrants	4,926,119
Warrant [Member] | $.51-$0.53 [Member]
Weighted-average Range of Exercise Prices for options/warrants outstanding and exercisable
Exercise price range, lower range limit | $ / shares	$ 0.51
Exercise price range, upper range limit | $ / shares	$ 0.53
Weighted-Average Remaining Contractual Life in Years	2 years 4 months 24 days
Outstanding Options/Warrants	3,811,801
Exercisable Options/Warrants	3,811,801
Warrant [Member] | $1.48-$2.05 [Member]
Weighted-average Range of Exercise Prices for options/warrants outstanding and exercisable
Exercise price range, lower range limit | $ / shares	$ 1.48
Exercise price range, upper range limit | $ / shares	$ 2.05
Weighted-Average Remaining Contractual Life in Years	4 years
Outstanding Options/Warrants	1,114,318
Exercisable Options/Warrants	1,114,318